Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 25,123
2025	20,876
2026	15,049
2027	11,531
2028	8,162
Thereafter	29,159
Total lease payments	109,900
Less: Imputed interest	(8,569)
Total	$ 101,331